CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS (Details Narrative) - USD ($)													1 Months Ended					3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 17, 2024	Feb. 02, 2024	Dec. 08, 2023	Oct. 25, 2023	Oct. 23, 2023	Aug. 11, 2023	Jul. 18, 2023	Jul. 13, 2023	Mar. 29, 2023	Jan. 23, 2023	Dec. 30, 2022	Dec. 21, 2021	Nov. 30, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2022	Nov. 30, 2022	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Sep. 25, 2023	Jun. 30, 2023
Short-Term Debt [Line Items]
Issuance of debt																													$ 11,756,563	$ 14,545,805
Debt conversion description																						The Series B Notes would automatically convert into common stock upon a merger, consolidation, exchange of shares, recapitalization, reorganization, as a result of which the Company’s common stock shall be changed into another class or classes of stock of the Company or another entity, or in the case of the sale of all or substantially all of the assets of the Company other than a complete liquidation of the Company. Within the first 180 days after the issuance date, the Company may, at its discretion, redeem the notes for 115% of their face value plus accrued interest. The Company issued warrants that accompanied the convertible notes and provide 50% warrant coverage			The redemption price was determined in accordance to the Series B note agreement, where the Company has an option to redeem the note at 115% of its principal value instead of converting the note upon receipt of a conversion notice. The difference between the redemption cash payment and the book value of the note redeemed, including the derivative liability associated to the note
Deferred finance costs												$ 193,437
Debt face amount												$ 12,400,000	$ 1,500,000
Warrants and rights outstanding term													7 years
Exercise Price													$ 0.50
Warrants issued												57,536
Debt converted amount																										$ 2,962,386
Gains losses on extinguishment of debt																				$ (4,690)		$ 8,433	$ (132,301)		$ (137,934)	18,539
Stock Issued During Period, Value, New Issues
Unsecured convertible promissory notes																									1,985,000
Interest expense																	$ 364,000
Gross proceeds													$ 635,000													853,030
Debt instrument term													5 years
Accretion expense																		3,639				3,639
Maturity date												Dec. 21, 2026
Finance charge																									50,000
Accrued interest																		338,058		1,107,791		$ 338,058	1,107,791		$ 404,621	795,656
Line of credit facility, revolving credit conversion to term loan, description																						In assigning the selling accounts receivables to the revolving loan lender, the Company is receiving 85% of their value as an advance of its regular collection of those receivables, limited to $1.2 million in financing, and expects to receive the remaining balance as part of normal collection activities			In assigning the selling accounts receivables to the revolving loan lender, the Company is receiving 85% of their value as an advance of its regular collection of those receivables, limited to $1.2 million in financing, and expects to receive the remaining balance as part of normal collection activities.
Financing receivables																																	$ 1,200,000
Inventory financing by facility																																	$ 300,000
Accounts receivable, net																						$ 1,708,895			$ 1,541,797	1,286,792
Inventory																		138,000				138,000			158,000	125,000
Principal outstanding																						1,846,895			1,699,797	1,411,792
Interest expense																		118,075		102,485		241,994	207,718		431,356	263,696
Notes Payable																		200,000				200,000
Repayments of Convertible Debt																						100,000
Deferred financing costs																		46,500				46,500
Promissory Note Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value																									660,932
Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Accrued interest																		31,328				31,328			28,052	23,879
Individual Investor One [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value																		250,000				250,000
Accrued interest																		$ 3,125				3,125
Debt instrument interest rate during period																		15.00%
Gross proceeds																		$ 250,000
Financing fees																		25,000
Deferred financing costs																		$ 6,250				$ 6,250
Other Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage										10.00%
Convertible notes payable										$ 2,000,000
Convertible notes payable										45,045
Convertible notes payable										$ 221,621
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Unamortized discount																											$ 186,404
Adjustment for amortization																										186,404
Eighteen Month Anniversary [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	12.00%			12.00%																												12.00%
Debt face amount																																$ 1,000,000
Debt converted amount	$ 300,000			$ 250,000
Unsecured convertible promissory notes																									$ 1,175,000
Twenty Four Month Anniversary [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage															8.00%			12.00%				12.00%
Debt converted amount															$ 114,303
Unsecured convertible promissory notes																						$ 500,000
Six Month Anniversary [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage																									20.00%
Unsecured convertible promissory notes																									$ 100,000
Twelve Month Anniversary [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage																									10.00%
Unsecured convertible promissory notes																									$ 710,000
Nine Month Anniversary [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage																		10.00%				10.00%
Unsecured convertible promissory notes																						$ 65,000
Twenty Four Month Anniversary One [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage																		10.00%				10.00%
Unsecured convertible promissory notes																						$ 650,000
Twenty Four Month Anniversary Two [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage																		10.50%				10.50%
Unsecured convertible promissory notes																						$ 100,000
Series A Convertible Note Holders [Member]
Short-Term Debt [Line Items]
Warrants issued											51,101
Warrant [Member]
Short-Term Debt [Line Items]
Warrants issued																51,101
Warrant [Member] | Placement Agent [Member]
Short-Term Debt [Line Items]
Placement agent fees description																						The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 12% of funds raised for $8,925,550 (face value) of the notes (first series) and 2.5% of funds raised for the remaining $2,350,000 (face value) of notes (second series), with an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing. On final closing, which occurred on January 8, 2021, the warrants’ exercise price was $6.36 per share			The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 12% of funds raised for $8,925,550 (face value) of the notes (first series) and 2.5% of funds raised for the remaining $2,350,000 (face value) of notes (second series), with an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing. On final closing, which occurred on January 8, 2021, the warrants’ exercise price was struck at $6.36 per share.
Preferred Stock [Member]
Short-Term Debt [Line Items]
Accrued interest																		$ 42,589				$ 42,589			$ 36,163	4,103
Two Series A Notes [Member]
Short-Term Debt [Line Items]
Issuance of debt																															$ 11,275,500
Debt instrument interest rate stated percentage																															12.00%
Two Series A Notes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Placement agent fees description																						The Company was obligated to issue warrants that accompany the convertible notes and provide 50% warrant coverage. The warrants have a 3-year term from date of issuance and an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing			The Company was obligated to issue warrants that accompany the convertible notes and provide 50% warrant coverage. The warrants have a 3-year term from date of issuance and an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing.
Series A Notes One [Member]
Short-Term Debt [Line Items]
Description of conversion terms for debt instrument																						(i) the Outstanding Balance divided by (ii) a conversion price equal to 75% of the volume weighted average price of the common stock for the 5 trading days prior to the Conversion Date.			(i) the Outstanding Balance divided by (ii) 75% of the volume weighted average price of the Common Stock for the 5 trading days prior to the Conversion Date (the conversion price).
Debt conversion description																						the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion, redeem the notes for 115% of their face value plus accrued interest			the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion, redeem the notes for 115% of their face value plus accrued interest.
Series A Notes One [Member] | Placement Agent [Member]
Short-Term Debt [Line Items]
Placement agent fees description																						The Company was obligated to pay the placement agent of the first series of Series A Notes a 12% cash fee for $8,925,500 (face value) of the notes and 2.5% cash fee and other sundry expenses for the remaining $2,350,000 (face value) of the notes			The Company was obligated to pay the placement agent of the first series of Series A Notes a 12% cash fee for $8,925,500 (face value) of the notes and 2.5% cash fee and other sundry expenses for the remaining $2,350,000 (face value) of the notes.
Series A Notes Two [Member]
Short-Term Debt [Line Items]
Debt conversion description																						the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to the lower of $24.00 per share or 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to the lower of $24.00 per share or 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion, redeem the notes for 115% of their face value plus accrued interest			the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to the lower of $24.00 per share or 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to the lower of $24.00 per share or 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion, redeem the notes for 115% of their face value plus accrued interest.
Conversion price																															$ 24.00
Volume weighted average price of common stock, percent																															75.00%
Series A Notes [Member]
Short-Term Debt [Line Items]
Deferred finance costs																												$ 2,301,854
Unamortized discount																												8,088,003
Debt face amount																									$ 821,000
Adjustment for amortization																										49,393
Series A Notes [Member] | Additional Collateralized Bridge Loan Agreement [Member]
Short-Term Debt [Line Items]
Deferred finance costs							$ 28,000
Series A Note [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value											$ 500,000
Accrued interest																		321,767				$ 321,767			272,342	173,762
Adjustment for amortization
Interest expense																		24,848		24,848		$ 49,425	49,425		$ 98,580	98,850
New Convertible Note [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage											12.00%
Debt instrument carrying value											$ 621,500
Accrued interest											$ 121,500
Debt instrument interest rate during period											75.00%
Series B Notes [Member]
Short-Term Debt [Line Items]
Debt conversion description																						The redemption price was determined in accordance with the Series B note agreement, where the Company has an option to redeem the note at 115% of its principal value instead of converting the note upon receipt of a conversion notice. The difference between the redemption cash payment and the book value of the note			The Series B Notes will automatically convert into common stock upon a merger, consolidation, exchange of shares, recapitalization, reorganization, as a result of which the Company’s common stock shall be changed into another class or classes of stock of the Company or another entity, or in the case of the sale of all or substantially all of the assets of the Company other than a complete liquidation of the Company. Within the first 180 days after the issuance date, the Company may, at its discretion, redeem the notes for 115% of their face value plus accrued interest. The Company is obligated to issue warrants that accompany the convertible notes and provide 50% warrant coverage.
Deferred finance costs																												10,000
Unamortized discount																												1,312,500
Debt face amount																												840,000
Proceeds from convertible debt																															$ 1,240,000
Debt converted amount																											$ 555,600	$ 472,500
Converted instrument shares issued																											126,833	34,586
Debt instrument periodic payment																											$ 126,680
Cash payment																											145,682
Convertible notes payable																											$ 24,408
Increase decrease in derivative liabilities																									$ 8,320	45,681
Series B Notes [Member] | Accredited Investors [Member]
Short-Term Debt [Line Items]
Debt face amount																															$ 1,312,500
Series B Notes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding term																															3 years
Series B Notes [Member] | Warrant One [Member]
Short-Term Debt [Line Items]
Exercise Price																															$ 6.36
Warrants issued																															100,000
Series B Notes [Member] | Warrant Two [Member]
Short-Term Debt [Line Items]
Exercise Price																															$ 9.0
Warrants issued																															35,417
Series B Note [Member]
Short-Term Debt [Line Items]
Accrued interest																		88,881				$ 88,881			88,881	88,602
Interest expense																				59			279		279	3,739
Redemption of convertible notes																									22,009	135,710
Payment redeemed cash																									25,342	162,851
Gains losses on extinguishment of debt																									$ 8,320	18,540
Series C Notes [Member]
Short-Term Debt [Line Items]
Issuance of debt																										1,812,700
Debt instrument interest rate stated percentage																									15.00%
Description of conversion terms for debt instrument																						(i) seventy-five percent (75%) of the VWAP for the five (5) trading days prior to the conversion date, or (ii) eighty percent (80%) of the gross sale price per share of common stock (or conversion or exercise price per share of common stock of any common stock equivalents) sold in a Qualified Financing (as defined therein)			(i) seventy-five percent (75%) of the VWAP for the five (5) Trading Days prior to the Conversion Date, or (ii) eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing (as defined in the Series C note agreements).
Debt conversion description																						Notes would convert into common stock at the applicable “Mandatory Conversion Price”, if either (i) on each of any twenty (20) consecutive trading days (the “Measurement Period”) (A) the closing price of the common stock on the applicable trading market is at least $18.00 per share and (B) the dollar value of average daily trades of the common stock on the applicable trading market is at least $400,000 per trading day; or (ii) upon the closing of a Qualified Financing, provided that the dollar value of average daily trades of the common stock on the applicable exchange on each of the ten (10) consecutive trading days following such closing is at least $400,000 per trading day. Mandatory Conversion Price means, in the case of a Mandatory Conversion under situation (i) above, seventy percent (70%) of the VWAP over the Measurement Period, or in the case of a Mandatory Conversion under situation (ii) above, eighty percent (80%) of the gross sale price per share of common stock (or conversion or exercise price per share of common stock of any common stock equivalents) sold in a Qualified Financing			notes would convert into common stock at the applicable “Mandatory Conversion Price”, if either (i) on each of any twenty (20) consecutive Trading Days (the “Measurement Period”) (A) the closing price of the Common Stock on the applicable Trading Market is at least $18.00 per share and (B) the dollar value of average daily trades of the Common Stock on the applicable Trading Market is at least $400,000 per Trading Day; or (ii) upon the closing of a Qualified Financing, provided that the dollar value of average daily trades of the Common Stock on the applicable National Exchange on each of the ten (10) consecutive Trading Days following such closing is at least $400,000 per Trading Day. Mandatory Conversion Price means, in the case of a Mandatory Conversion under situation (i) above, seventy percent (70%) of the VWAP over the Measurement Period, or in the case of a Mandatory Conversion under situation (ii) above, eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing.
Unamortized discount																										1,232,274
Accrued interest																		52,167				52,167			53,188	253,643
Adjustment for amortization																									1,267,668	693,518
Interest expense																		0			$ 15,004	0		$ 47,747	70,712	251,045
Proceeds from convertible debt																										1,100,430
Debt converted amount																				$ 45,000			$ 1,432,700		$ 150,000
Converted instrument shares issued																				121,043			1,753,554		2,173,089
Cash payment																						31,826			$ 184,864
Gains losses on extinguishment of debt																						$ 8,433
Warrants derivative					$ 1,278,786
Debt issuance costs																										207,361
Debt instrument derivative liabilities																										1,005,829
Debt Instrument, Increase, Accrued Interest																				$ 7,810			$ 222,257		237,230
Stock Issued During Period, Value, New Issues																									2,431,178
Derivative liability																				15,357			490,972		509,303
Gain loss recognized of debt																				6,451			137,287		$ 196,945
Series C Notes [Member] | Note Holders [Member]
Short-Term Debt [Line Items]
Exercise Price					$ 4.18
Series C Notes [Member] | Placement Agents Warrants [Member]
Short-Term Debt [Line Items]
Exercise Price					$ 2.09
Series C Notes [Member] | Placement Agent [Member]
Short-Term Debt [Line Items]
Placement agent fees description																						The Company paid the placement agent of the first series of Series C Notes a 10% cash fee for the face value of the notes			The Company was obligated to pay the placement agent of the first series of Series C Notes a 10% cash fee for the face value of the notes.
Series C Notes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Placement agent fees description																						The Company issued warrants that accompanied the convertible notes and provide 100% warrant coverage. The warrants have a 4-year term from date of issuance and an exercise price that is 200% of the 5-day volume weighted average price of the Company’s common shares at the time of final closing			The Company was obligated to issue warrants that accompany the convertible notes and provide 100% warrant coverage. The warrants have a 4-year term from date of issuance and an exercise price that is 200% of the 5-day volume weighted average price of the Company’s common shares at the time of final closing.
Series C Notes [Member] | Warrant [Member] | Placement Agent [Member]
Short-Term Debt [Line Items]
Placement agent fees description																						The Company issued warrants to the placement agent that have a 10-year term and cover 8% of face value of the notes, with an exercise price that equals to the 5-day volume weighted average price of the Company’s common shares at the time of the final closing			The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 8% of face value of the notes, with an exercise price that equals to the 5-day volume weighted average price of the Company’s common shares at the time final closing.
Series C Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt converted amount																						$ 25,000			$ 1,487,700
Converted instrument shares issued																									2,173,089
Debt Instrument, Increase, Accrued Interest																						6,826			$ 237,230
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation																									577,644
Stock Issued During Period, Value, New Issues																									$ 2,431,178
Settlement of debt																									2,234,232
Derivative liability																									509,303
Gain loss recognized of debt																									196,945
Series C Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Increase, Accrued Interest																									34,864
Convertible Preferred Notes [Member]
Short-Term Debt [Line Items]
Interest expense																		57,031		38,612		109,272	77,125		180,888	74,851
Short-term Bridge Loan Agreement [Member] | Collateralized Merchant Finance Company [Member]
Short-Term Debt [Line Items]
Deferred finance costs								$ 24,000								$ 9,999
Debt instrument carrying value								540,000								560,000
Adjustment for amortization																										6,142
Debt instrument periodic payment								38,705								13,995						0			0
Gross proceeds								$ 400,000								$ 400,000
Debt instrument term								98 days								280 days
Accretion expense																										66,213
Repayments of loan
Short-term Bridge Loan Agreement [Member] | Additional Collateralized Bridge Loan Agreement [Member]
Short-Term Debt [Line Items]
Gross proceeds							700,000
Short-term Bridge Loan Agreement [Member] | Collateralized Merchant Finance Company One [Member]
Short-Term Debt [Line Items]
Deferred finance costs		$ 35,000
Unamortized discount
Debt instrument carrying value		1,008,000
Debt face amount
Adjustment for amortization																									26,879	8,121
Debt instrument periodic payment		29,235
Gross proceeds		$ 700,000
Debt instrument term		245 days
Accretion expense																									193,015	114,985
Repayments of loan																									745,305
Short-term Collateralized Bridge Loan Agreement [Member] | Finance Company [Member]
Short-Term Debt [Line Items]
Deferred finance costs																$ 32,000
Debt instrument carrying value																1,120,000
Adjustment for amortization																										20,800
Debt instrument periodic payment																29,556
Gross proceeds																800,000
Accretion expense																										148,027
Repayments of loan
Debt instrument payments																29,556
Short-term Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | First Four Weeks [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																13,999
Debt instrument payments																13,999
Promissory Note Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value																		952,370				952,370			660,932
Accrued interest																		126,220				126,220			86,455
Interest expense																		26,510		19,991		39,765	39,765
Promissory Note Agreement [Member] | Individual Investor [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value																$ 600,000		600,000				600,000			600,000	600,000
Accrued interest																		12,928				12,928			12,723	12,723
Debt instrument interest rate during period																25.00%
Interest expense																		37,808		37,808		75,206	75,206		150,000	150,411
Maturity date																Dec. 15, 2023
Early payment penalty provision percentage																3.00%
Promissory Note Agreement [Member] | Individual Investor One [Member]
Short-Term Debt [Line Items]
Accrued interest																									86,455	7,101
Debt instrument interest rate during period														12.00%
Debt face amount														$ 660,504
Interest expense																									79,312	7,131
Gross proceeds														$ 660,504
Proceeds form debt																						291,437
Financing fees																			$ 31,080
Deferred financing costs																		1,757				1,757
New Promissory Note [Member]
Short-Term Debt [Line Items]
Unamortized discount
Debt instrument carrying value																		270,000				270,000			270,000
Debt face amount											$ 270,000
Adjustment for amortization																		0		0		0	0			7,304
Maturity date											Dec. 31, 2023
Debt face amount											$ 248,479
Adjustment carrying value and principal amount											$ 21,521
Accrued interest																		50,000				50,000			50,000
Collateralized Bridge Loan Agreement [Member] | Finance Company [Member]
Short-Term Debt [Line Items]
Deferred finance costs									$ 12,000
Debt instrument carrying value									420,000
Gross proceeds									300,000
Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | First Four Weeks [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment									5,250
Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | Remaining Thirty Six Weeks [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment									$ 11,083
Additional Collateralized Bridge Loan Agreement [Member] | Finance Company [Member]
Short-Term Debt [Line Items]
Unamortized discount
Debt instrument carrying value							980,000
Adjustment for amortization																							2,800
Debt instrument periodic payment							24,500
Adjustment for amortization																									2,800
Accretion expense																							4,152		4,152
Repayments of loan																				$ 44,500			$ 191,500		191,500
Loss on amendment of debt							$ 59,161
Two Short Term Promissory Notes [Member]
Short-Term Debt [Line Items]
Accrued interest																									75,000
Debt face amount						$ 250,000																			72,500
Administrative fees						75,000
Two Short Term Promissory Notes [Member] | One Investor [Member]
Short-Term Debt [Line Items]
Gross proceeds						500,000
Short Term Promissory Notes One [Member]
Short-Term Debt [Line Items]
Debt face amount						250,000
Debt instrument periodic payment																						0
Administrative fees						$ 25,000																				50,000
Short Term Promissory Notes Two [Member]
Short-Term Debt [Line Items]
Debt face amount																										250,000
Administrative fees																										50,000
Short Term Bridge Loan Agreement One [Member] | Collateralized Merchant Finance Company [Member]
Short-Term Debt [Line Items]
Deferred finance costs			$ 15,750
Unamortized discount
Debt instrument carrying value			844,200
Debt face amount
Adjustment for amortization																									10,023	5,727
Debt instrument periodic payment			19,195
Gross proceeds			$ 630,000
Debt instrument term			308 days
Accretion expense																									93,895	$ 120,305
Repayments of loan																									$ 570,425
Unsecured Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Unsecured convertible promissory notes																						$ 1,315,000